11. THIRD PARTY BORROWINGS	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
THIRD PARTY BORROWINGS

Short-term bank borrowings

Summaries of short-term bank borrowings are as follows:

	Weighted-average interest rate			December 31,
	2018	2017	Maturities	2018	2017
				RMB	RMB
Short-term bank borrowings	4.81%	4.65%	December 2019	678,772	520,000

Short-term bank borrowings represent loans from local banks that were used for working capital. The borrowings bore interest at rates in the range of 4.35% to 5.22% and 4.35% to 4.79% as of December 31, 2018 and 2017, respectively, are denominated in RMB and have terms maturing within one year. The weighted average short-term bank borrowings for the years ended December 31, 2018 and 2017 was RMB631,022 million and RMB592,822 million respectively.

The legal representative of Shijie Kaiyuan Auto Trade Co., Ltd, a subsidiary of VIE, has provided the guarantee for the Company to secure two short-term bank borrowings from Agricultural Bank of China for a total amount of RMB160 million.

As of December 31, 2018, the Company had overdue bank borrowings to China Minsheng Bank (“CMBC”) and China CITIC Bank (“CITIC”) amounting to RMB219 million in total. In February 2019, the Company has paid off the bank borrowings owed to CMBC amounting to RMB60 million. In March 2019, the Company has paid off the borrowings owed to CITIC amounting to RMB 159 million.

Long-term bank borrowings

Summaries of long-term bank borrowings are as follows:

	Weighted-average interest rate			December 31,
	2018	2017	Maturities	2018	2017
				RMB	RMB
Long-term bank borrowings, current portion	4.96%	4.97%	December 2019	86,000	73,000
Long-term bank borrowings	5.00%	4.99%	December 2028	505,000	591,000
Total				591,000	664,000

The total carrying amount of property, equipment and leasehold improvements that have been pledged as collateral to secure financing from commercial banks is RMB1,109 million and RMB1,043 million as of December 31, 2018 and 2017 respectively. All the revenue from property lease & management has been pledged as collateral to secure financing from commercial banks is RMB 137 million as of December 31, 2018.